Related Party Balances and Transactions (Details) - Schedule of Amount due From Related Party - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Amount due from related party:
Ochem	[1]		$ 1,856
Total			$ 1,856

[1]	The balance represents advance payment for materials purchased from Ochem.